Intangible assets - Estimated growth Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Estimated growth rates for cash flow projections
Period for cash flow projections	5 years
Discount rate	4.34%	5.70%
Extrapolated growth rate	4.00%	5.00%
Bottom of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	6.00%	6.00%
Annual gross profit ratio	26.00%	47.00%
Top of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	20.00%	10.00%
Annual gross profit ratio	57.00%	62.00%